UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SMALL CAP STOCK FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2005


[LOGO OF USAA]
    USAA(R)

                                 USAA SMALL CAP
                                        STOCK Fund

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

                     1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES  SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            COMMON STOCKS (97.1%)

            ADVERTISING (0.7%)
    73,400  Valassis Communications, Inc.*                                                 $  2,294
                                                                                           --------
            AEROSPACE & DEFENSE (0.5%)
    29,700  Curtiss-Wright Corp.                                                              1,703
                                                                                           --------
            AIR FREIGHT & LOGISTICS (0.3%)
    38,000  Pacer International, Inc.                                                           982
                                                                                           --------
            AIRLINES (1.0%)
   148,300  AirTran Holdings, Inc.*                                                           2,218
    33,500  SkyWest, Inc.                                                                       982
                                                                                           --------
                                                                                              3,200
                                                                                           --------
            ALUMINUM (1.3%)
   198,900  Novelis, Inc. (Canada)                                                            3,920
                                                                                           --------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.8%)
     9,200  Carter's, Inc.*                                                                     581
    32,900  Phillips-Van Heusen Corp.                                                           936
    41,100  Warnaco Group, Inc.*                                                                932
                                                                                           --------
                                                                                              2,449
                                                                                           --------
            APPAREL RETAIL (3.5%)
   131,550  Cato Corp. "A"                                                                    2,629
    12,650  Children's Place Retail Stores, Inc.*                                               543
    43,150  Dress Barn, Inc.*                                                                 1,147
    11,500  Jos. A. Bank Clothiers, Inc.*                                                       469
    36,200  Men's Wearhouse, Inc.*                                                              894
    40,300  Pacific Sunwear of California, Inc.*                                              1,008
   153,150  Stage Stores, Inc.                                                                4,245
                                                                                           --------
                                                                                             10,935
                                                                                           --------
            APPLICATION SOFTWARE (1.4%)
    15,500  Blackbaud, Inc.                                                                     223
    19,500  Hyperion Solutions Corp.*                                                           943
    12,700  Jack Henry & Associates, Inc.                                                       228
   119,250  Lawson Software, Inc.*(a)                                                           914
    10,100  MapInfo Corp.*                                                                      124
   184,500  Parametric Technology Corp.*                                                      1,201
       400  SERENA Software, Inc.*                                                                9
    31,000  Sonic Solutions*                                                                    593
                                                                                           --------
                                                                                              4,235
                                                                                           --------
            AUTO PARTS & EQUIPMENT (1.3%)
    75,400  Modine Manufacturing Co.                                                          2,493
   135,800  Spartan Motors, Inc.                                                              1,385
                                                                                           --------
                                                                                              3,878
                                                                                           --------
            AUTOMOTIVE RETAIL (0.1%)
     8,400  Pantry, Inc.*                                                                       325
                                                                                           --------
            BIOTECHNOLOGY (1.0%)
    12,600  Amylin Pharmaceuticals, Inc.*                                                       423
    28,200  Medarex, Inc.*                                                                      247

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                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES  SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
     9,300  Techne Corp.*                                                                  $    504
    13,800  Telik, Inc.*                                                                        206
    16,000  United Therapeutics Corp.*                                                        1,182
    31,250  Viropharma, Inc.*                                                                   599
                                                                                           --------
                                                                                              3,161
                                                                                           --------
            BUILDING PRODUCTS (2.8%)
    73,400  Quixote Corp.                                                                     1,484
   117,900  Simpson Manufacturing, Inc.                                                       4,652
   121,900  Trex Co., Inc.*(a)                                                                2,532
                                                                                           --------
                                                                                              8,668
                                                                                           --------
            CASINOS & GAMING (0.2%)
    16,250  Penn National Gaming, Inc.*                                                         480
                                                                                           --------
            CATALOG RETAIL (0.1%)
    29,450  PetMed Express, Inc.*                                                               327
                                                                                           --------
            COAL & CONSUMABLE FUELS (0.2%)
    15,500  Foundation Coal Holdings, Inc.                                                      581
                                                                                           --------
            COMMERCIAL PRINTING (0.9%)
   194,600  Bowne & Co., Inc.                                                                 2,767
                                                                                           --------
            COMMUNICATIONS EQUIPMENT (2.8%)
    41,800  Adtran, Inc.                                                                      1,264
   192,150  Belden CDT, Inc.                                                                  3,830
    33,500  Black Box Corp.                                                                   1,344
    16,800  Commscope, Inc.*                                                                    328
    11,300  Emulex Corp.*                                                                       209
    20,200  InterDigital Communications Corp.*                                                  388
    50,500  Netgear, Inc.*                                                                      987
     5,900  Packeteer, Inc.*                                                                     47
    31,200  Tekelec, Inc.*                                                                      428
                                                                                           --------
                                                                                              8,825
                                                                                           --------
            COMPUTER HARDWARE (1.0%)
    21,500  Avid Technology, Inc.*                                                            1,058
    44,600  Intergraph Corp.*                                                                 2,158
                                                                                           --------
                                                                                              3,216
                                                                                           --------
            COMPUTER STORAGE & PERIPHERALS (0.9%)
    97,300  Electronics for Imaging, Inc.*                                                    2,443
    14,100  Rackable Systems, Inc.*                                                             196
                                                                                           --------
                                                                                              2,639
                                                                                           --------
            CONSTRUCTION & ENGINEERING (0.1%)
    29,600  Williams Scotsman International, Inc.*                                              451
                                                                                           --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
     7,700  FreightCar America, Inc.                                                            337
    32,700  JLG Industries, Inc.                                                              1,254
    20,500  Manitowoc Co., Inc.                                                               1,091
    24,400  Terex Corp.*                                                                      1,341
                                                                                           --------
                                                                                              4,023
                                                                                           --------

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                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES  SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            CONSTRUCTION MATERIALS (0.6%)
     6,800  Eagle Materials, Inc.                                                          $    724
    35,380  Headwaters, Inc.*                                                                 1,127
                                                                                           --------
                                                                                              1,851
                                                                                           --------
            CONSUMER FINANCE (0.2%)
    16,800  CompuCredit Corp.*                                                                  736
                                                                                           --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    19,000  Euronet Worldwide, Inc.*                                                            534
    54,100  Moneygram International, Inc.                                                     1,315
    27,000  TALX Corp.                                                                        1,067
                                                                                           --------
                                                                                              2,916
                                                                                           --------
            DISTRIBUTORS (0.2%)
     8,000  Building Materials Holding Corp.                                                    680
                                                                                           --------
            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
    17,600  Portfolio Recovery Associates, Inc.*                                                685
                                                                                           --------
            DIVERSIFIED METALS & MINING (0.9%)
   128,800  Compass Minerals International, Inc.                                              2,884
                                                                                           --------
            DRUG RETAIL (0.2%)
    17,950  Longs Drug Stores Corp.                                                             749
                                                                                           --------
            EDUCATIONAL SERVICES (0.3%)
    14,900  ITT Educational Services, Inc.*                                                     824
                                                                                           --------
            ELECTRIC UTILITIES (0.5%)
    71,600  Weststar Energy, Inc.                                                             1,582
                                                                                           --------
            ELECTRICAL COMPONENTS & EQUIPMENT (2.6%)
   183,900  Acuity Brands, Inc.                                                               5,114
   194,423  Deswell Industries, Inc. (Hong Kong)                                              2,674
     7,950  Regal-Beloit Corp.                                                                  253
                                                                                           --------
                                                                                              8,041
                                                                                           --------
            ELECTRONIC EQUIPMENT MANUFACTURERS (1.5%)
    25,100  Itron, Inc.*                                                                      1,091
   102,200  Nam Tai Electronics, Inc. (China)                                                 2,315
    75,700  Technitrol, Inc.                                                                  1,273
                                                                                           --------
                                                                                              4,679
                                                                                           --------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    15,700  Plexus Corp.*                                                                       277
                                                                                           --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    17,600  Clean Harbors, Inc.*                                                                597
    14,300  Rollins, Inc.                                                                       272
                                                                                           --------
                                                                                                869
                                                                                           --------
            FOOD RETAIL (0.9%)
   124,500  Casey's General Stores, Inc.                                                      2,687
                                                                                           --------

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                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES  SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            FOOTWEAR (0.4%)
    51,300  Skechers U.S.A., Inc. "A"*                                                     $    650
    22,280  Wolverine World Wide, Inc.                                                          467
                                                                                           --------
                                                                                              1,117
                                                                                           --------
            GAS UTILITIES (1.4%)
    43,300  Atmos Energy Corp.                                                                1,139
    40,000  New Jersey Resources Corp.                                                        1,726
    48,600  WGL Holdings, Inc.                                                                1,511
                                                                                           --------
                                                                                              4,376
                                                                                           --------
            GENERAL MERCHANDISE STORES (0.2%)
    18,000  Conns, Inc.*                                                                        527
                                                                                           --------
            GOLD (0.4%)
    59,300  Meridian Gold, Inc. (Canada)*                                                     1,114
                                                                                           --------
            HEALTH CARE DISTRIBUTORS (0.3%)
    28,100  Owens & Minor, Inc.                                                                 828
                                                                                           --------
            HEALTH CARE EQUIPMENT (2.3%)
    12,700  AngioDynamics, Inc.*                                                                277
    75,750  Diagnostic Products Corp.                                                         3,189
    25,050  Respironics, Inc.*                                                                  899
     6,950  Steris Corp.                                                                        159
    12,700  Symmetry Medical, Inc.*                                                             281
    59,300  Varian, Inc.*                                                                     2,180
                                                                                           --------
                                                                                              6,985
                                                                                           --------
            HEALTH CARE FACILITIES (1.2%)
    66,450  Amsurg Corp. "A"*                                                                 1,578
    24,100  LCA-Vision, Inc.                                                                  1,013
    11,000  Radiation Therapy Services, Inc.*                                                   330
    24,300  United Surgical Partners International, Inc.*                                       871
                                                                                           --------
                                                                                              3,792
                                                                                           --------
            HEALTH CARE SERVICES (2.6%)
    25,800  CorVel Corp.*                                                                       567
    33,150  Dendrite International, Inc.*                                                       582
   109,600  ICON plc ADR (Ireland)*                                                           4,409
    39,275  Option Care, Inc.                                                                   490
    17,000  Pediatrix Medical Group, Inc.*                                                    1,310
    28,200  Ventiv Health, Inc.*                                                                712
                                                                                           --------
                                                                                              8,070
                                                                                           --------
            HEALTH CARE SUPPLIES (0.7%)
    21,600  Immucor, Inc.*                                                                      560
    52,600  PolyMedica Corp.                                                                  1,736
                                                                                           --------
                                                                                              2,296
                                                                                           --------
            HOME FURNISHINGS (0.6%)
   169,300  Tempur-Pedic International, Inc.*                                                 1,872
                                                                                           --------
            HOMEBUILDING (1.9%)
    41,220  Meritage Homes Corp.*                                                             2,567
    98,400  WCI Communities, Inc.*                                                            2,462
     7,200  William Lyon Homes*(a)                                                              855
                                                                                           --------
                                                                                              5,884
                                                                                           --------

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                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES  SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            HOMEFURNISHING RETAIL (0.1%)
    10,500  Aaron Rents, Inc.                                                              $    207
                                                                                           --------
            HOTELS, RESORTS, & CRUISE LINES (0.4%)
   283,300  Interstate Hotels & Resorts, Inc.*                                                1,264
                                                                                           --------
            HOUSEHOLD APPLIANCES (0.6%)
    98,000  Helen of Troy Ltd.*                                                               1,759
                                                                                           --------
            HOUSEWARES & SPECIALTIES (1.7%)
    64,100  Tupperware Corp.                                                                  1,470
   162,800  Yankee Candle Co., Inc.                                                           3,681
                                                                                           --------
                                                                                              5,151
                                                                                           --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.6%)
    18,000  Administaff, Inc.                                                                   762
    50,180  Labor Ready, Inc.*                                                                1,171
                                                                                           --------
                                                                                              1,933
                                                                                           --------
            HYPERMARKETS & SUPER CENTERS (0.2%)
    20,500  BJ's Wholesale Club, Inc.*                                                          584
                                                                                           --------
            INDUSTRIAL CONGLOMERATES (2.1%)
    98,400  Carlisle Companies, Inc.                                                          6,562
                                                                                           --------
            INDUSTRIAL GASES (0.1%)
    15,900  Airgas, Inc.                                                                        449
                                                                                           --------
            INDUSTRIAL MACHINERY (3.0%)
       700  Actuant Corp. "A"                                                                    34
    91,200  Albany International Corp. "A"                                                    3,523
    21,300  Columbus McKinnon Corp.*                                                            486
    93,100  Kadant, Inc.*                                                                     1,564
    95,700  Mueller Industries, Inc.                                                          2,636
   146,900  Wolverine Tube, Inc.*                                                               937
                                                                                           --------
                                                                                              9,180
                                                                                           --------
            INSURANCE BROKERS (0.2%)
    12,450  National Financial Partners Corp.                                                   563
                                                                                           --------
            INTERNET RETAIL (0.0%)(g)
     7,400  Priceline.com, Inc.*                                                                140
                                                                                           --------
            INTERNET SOFTWARE & SERVICES (0.1%)
     4,750  J2 Global Communications, Inc.*                                                     210
                                                                                           --------
            INVESTMENT BANKING & BROKERAGE (0.1%)
     6,400  GFI Group, Inc.*                                                                    288
                                                                                           --------
            IT CONSULTING & OTHER SERVICES (1.1%)
     7,800  CACI International, Inc. "A"*                                                       426
     6,500  ManTech International Corp. "A"*                                                    180
    73,300  Maximus, Inc.                                                                     2,657
                                                                                           --------
                                                                                              3,263
                                                                                           --------

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                of INVESTMENTS
                (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES  SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (1.5%)
    54,300  Delphi Financial Group, Inc. "A"                                               $  2,543
   131,800  Universal American Financial Corp.*                                               1,951
                                                                                           --------
                                                                                              4,494
                                                                                           --------
            MANAGED HEALTH CARE (0.7%)
    31,600  Centene Corp.*                                                                      637
     9,000  Sierra Health Services, Inc.*                                                       675
    25,700  WellCare Health Plans, Inc.*                                                        809
                                                                                           --------
                                                                                              2,121
                                                                                           --------
            METAL & GLASS CONTAINERS (1.2%)
    70,200  AptarGroup, Inc.                                                                  3,594
                                                                                           --------
            MOVIES & ENTERTAINMENT (0.1%)
    27,750  Playboy Enterprises, Inc. "B"*                                                      420
                                                                                           --------
            MULTI-UTILITIES (0.8%)
    98,400  PNM Resources, Inc.                                                               2,494
                                                                                           --------
            OFFICE SERVICES & SUPPLIES (1.8%)
   122,700  United Stationers, Inc.*                                                          5,567
                                                                                           --------
            OIL & GAS DRILLING (1.0%)
    47,150  Grey Wolf, Inc.*                                                                    362
    38,750  Pioneer Drilling Co.*                                                               664
    37,650  Unit Corp.*                                                                       1,973
                                                                                           --------
                                                                                              2,999
                                                                                           --------
            OIL & GAS EQUIPMENT & SERVICES (1.5%)
    25,750  Cal Dive International, Inc.*                                                     1,585
    19,000  Hydril Co.*                                                                       1,260
    14,700  Lone Star Technologies, Inc.*                                                       672
    17,100  Oil States International, Inc.*                                                     566
    33,300  Superior Energy Services, Inc.*                                                     679
                                                                                           --------
                                                                                              4,762
                                                                                           --------
            OIL & GAS EXPLORATION & PRODUCTION (4.3%)
     9,450  Atlas America, Inc.*                                                                440
    12,900  Cabot Oil & Gas Corp. "A"                                                           591
   136,400  Encore Acquisition Co.*                                                           4,680
    10,700  Energy Partners Ltd.*                                                               272
    28,500  KCS Energy, Inc.*                                                                   688
    28,200  St. Mary Land & Exploration Co.                                                     959
    16,500  Stone Energy Corp.*                                                                 757
   120,500  Whiting Petroleum Corp.*                                                          4,886
                                                                                           --------
                                                                                             13,273
                                                                                           --------
            OIL & GAS REFINING & MARKETING (0.5%)
    17,800  Alon USA Energy, Inc.*                                                              347
    30,600  Frontier Oil Corp.                                                                1,129
                                                                                           --------
                                                                                              1,476
                                                                                           --------
            PACKAGED FOODS & MEAT (0.3%)
    52,100  John B. Sanfilippo & Son, Inc.*                                                     952
                                                                                           --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES  SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            PERSONAL PRODUCTS (3.2%)
    23,500  Chattem, Inc.*                                                                 $    776
   200,600  Herbalife Ltd.*                                                                   5,396
   160,000  NBTY, Inc.*(a)                                                                    3,202
    24,200  Parlux Fragrances, Inc.*(a)                                                         560
                                                                                           --------
                                                                                              9,934
                                                                                           --------
            PRECIOUS METALS & MINERALS (0.6%)
    62,000  Aber Diamond Corp. (Canada)                                                       1,925
                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (2.0%)
   218,300  Assured Guaranty Ltd.                                                             4,886
    14,150  Philadelphia Consolidated Holding Corp.*                                          1,362
                                                                                           --------
                                                                                              6,248
                                                                                           --------
            PUBLISHING (1.0%)
    96,700  ADVO, Inc.                                                                        2,388
    20,600  ProQuest Co.*                                                                       611
                                                                                           --------
                                                                                              2,999
                                                                                           --------
            RAILROADS (1.2%)
   114,200  Genesee & Wyoming, Inc. "A"*                                                      3,660
                                                                                           --------
            REAL ESTATE INVESTMENT TRUSTS (5.6%)
    95,200  Acadia Realty Trust                                                               1,809
    67,600  Cousins Properties, Inc.                                                          1,997
    48,800  Heritage Property Investment Trust, Inc.                                          1,591
    51,600  Lexington Corp. Properties Trust(a)                                               1,124
    71,500  Maguire Properties, Inc.                                                          2,145
    25,500  PS Business Parks, Inc.                                                           1,187
    38,300  RAIT Investment Trust                                                             1,017
   130,800  Realty Income Corp.                                                               2,913
   168,000  U-Store-It Trust                                                                  3,504
                                                                                           --------
                                                                                             17,287
                                                                                           --------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
    18,650  Jones Lang LaSalle, Inc.                                                            938
                                                                                           --------
            REGIONAL BANKS (2.7%)
    52,500  First Midwest Bancorp, Inc.                                                       1,996
    39,400  MB Financial, Inc.                                                                1,468
    66,500  Texas Regional Bancshares, Inc. "A"                                               1,951
    43,700  Westamerica Bancorp                                                               2,330
    30,200  Wilshire Bancorp, Inc.                                                              493
                                                                                           --------
                                                                                              8,238
                                                                                           --------
            REINSURANCE (3.6%)
    47,700  IPC Holdings Ltd. (Bermuda)                                                       1,256
   101,600  Platinum Underwriters Holdings Ltd.                                               2,895
    85,400  Reinsurance Group of America, Inc.                                                3,907
   121,794  Scottish Re Group Ltd.                                                            2,990
                                                                                           --------
                                                                                             11,048
                                                                                           --------
            RESTAURANTS (2.0%)
    54,750  CEC Entertainment, Inc.*                                                          1,851
    24,300  Luby's, Inc.*                                                                       306
    36,700  Rare Hospitality International, Inc.*                                             1,122

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES  SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
   111,800  Ruby Tuesday, Inc.                                                             $  2,449
    16,900  Sonic Corp.*                                                                        489
                                                                                           --------
                                                                                              6,217
                                                                                           --------
            SEMICONDUCTOR EQUIPMENT (0.1%)
    23,900  Photronics, Inc.*                                                                   430
                                                                                           --------
            SEMICONDUCTORS (0.3%)
    12,400  PortalPlayer, Inc.*(a)                                                              250
    11,800  Sigmatel, Inc.*                                                                     161
    56,650  Silicon Image, Inc.*                                                                520
                                                                                           --------
                                                                                                931
                                                                                           --------
            SPECIALIZED CONSUMER SERVICES (0.8%)
    57,400  Matthews International Corp. "A"                                                  2,063
    13,500  Steiner Leisure Ltd.*                                                               460
                                                                                           --------
                                                                                              2,523
                                                                                           --------
            SPECIALIZED FINANCE (0.1%)
     9,900  Asset Acceptance Capital Corp.*                                                     262
                                                                                           --------
            SPECIALTY STORES (0.9%)
    12,900  Guitar Center, Inc.*                                                                672
    64,200  Hibbett Sporting Goods, Inc.*                                                     1,684
    14,700  Sports Authority, Inc.*                                                             409
     3,650  Zale Corp.*                                                                         103
                                                                                           --------
                                                                                              2,868
                                                                                           --------
            STEEL (1.1%)
    10,200  Cleveland-Cliffs, Inc.                                                              832
    19,800  Quanex Corp.                                                                      1,147
    22,400  Schnitzer Steel Industries, Inc. "A"                                                714
    19,500  Steel Dynamics, Inc.                                                                604
                                                                                           --------
                                                                                              3,297
                                                                                           --------
            SYSTEMS SOFTWARE (0.7%)
    23,100  MICROS Systems, Inc.*                                                             1,061
    25,000  Progress Software Corp.*                                                            779
    14,400  Sybase, Inc.*                                                                       320
                                                                                           --------
                                                                                              2,160
                                                                                           --------
            THRIFTS & MORTGAGE FINANCE (0.5%)
   114,600  NewAlliance Bancshares, Inc.                                                      1,653
                                                                                           --------
            TOBACCO (0.8%)
    56,200  Universal Corp.                                                                   2,104
    26,050  Vector Group Ltd.(a)                                                                520
                                                                                           --------
                                                                                              2,624
                                                                                           --------
            TRADING COMPANIES & DISTRIBUTORS (0.6%)
    23,400  MSC Industrial Direct Co., Inc. "A"                                                 893
    28,000  Wesco International, Inc.*                                                        1,113
                                                                                           --------
                                                                                              2,006
                                                                                           --------
            TRUCKING (1.3%)
    21,250  Old Dominion Freight Line, Inc.*                                                    752
    22,100  Swift Transportation Co., Inc.*                                                     403

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES  SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
   123,100  Vitran Corp., Inc. "A" (Canada)*                                               $  2,131
    43,200  Werner Enterprises, Inc.                                                            774
                                                                                           --------
                                                                                              4,060
                                                                                           --------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    47,210  UbiquiTel, Inc.*                                                                    408
                                                                                           --------
            Total common stocks (cost: $280,012)                                            300,801
                                                                                           --------

            MONEY MARKET INSTRUMENTS (3.4%)

            MONEY MARKET FUNDS
   171,096  SSgA Money Market Fund, 3.50%(c)                                                    171
10,341,062  SSgA Prime Money Market Fund, 3.68%(c)                                           10,341
                                                                                           --------
            Total money market instruments (cost: $10,512)                                   10,512
                                                                                           --------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (2.1%)(f)

            MONEY MARKET FUNDS (1.0%)
   855,125  AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.81%(c)                     855
 2,074,121  Merrill Lynch Premier Institutional Fund, 3.72%(c)                                2,074
                                                                                           --------
                                                                                              2,929
                                                                                           --------

 PRINCIPAL
    AMOUNT
     (000)
----------
            REPURCHASE AGREEMENTS (1.1%)(b)
    $1,500  Credit Suisse First Boston, LLC, 4.02%, acquired on 10/31/2005 and due 11/01/2005 at $1,500 (collateralized by $1,550 of
              Freddie Mac Discount Notes(d), 4.09%(e), due 1/31/2006;
              market value $1,534)                                                            1,500
     2,000  Deutsche Bank Securities, Inc., 3.99%, acquired on 10/31/2005 and due 11/01/2005 at $2,000 (collateralized by $2,079
              of Fannie Mae Notes(d), 6.25%, due 10/27/2025; market value $2,041)             2,000
                                                                                           --------
                                                                                              3,500
                                                                                           --------
            Total short-term investments purchased with cash collateral from
              securities loaned (cost: $6,429)                                                6,429
                                                                                           --------

            TOTAL INVESTMENTS (COST: $296,953)                                             $317,742
                                                                                           ========

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

            6. Securities for which market quotations are not readily
               available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2005, were $34,549,000 and $13,760,000, respectively, resulting in net unrealized appreciation of $20,789,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $309,835,000 at October 31, 2005, and, in total, may not equal 100%. Investments in foreign securities were 6.4% of net assets at October 31, 2005.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2005. The aggregate fair market value of these securities as of October 31, 2005, was approximately $6,144,000.

        (b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (c) Rate represents the money market fund annualized seven-day yield at October 31, 2005.

        (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2005 (UNAUDITED)

        (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

        (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        (g) Represents less than 0.1% of net assets.

        * Non-income-producing security for the 12 months preceding October 31, 2005.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48456-1205                                   (C)2005, USAA. All rights reserved.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.